Basis of preparation and accounting policies - Policies - impairment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets subject to impairment estimates
Financial investments	$ 427,400	$ 404,096
Distribution rights
Assets subject to impairment estimates
Intangible assets	4,000
Available-for-sale securities and assets held at amortised cost
Assets subject to impairment estimates
Financial investments	$ 49,300